Summary of Significant Accounting Principles	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Principles [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

The significant accounting policies used in the preparation of the accompanying consolidated financial statements are summarized below.

Basis of Presentation

Our consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States (“US GAAP”). Our consolidated financial statements include the financial statements of Webull Corporation and all of its direct and indirect subsidiaries. All intercompany balances and transactions have been eliminated.

Certain reclassifications have been made to prior period amounts to conform to the current period’s presentation. The impact of these reclassifications is immaterial to the presentation of the audited financial statements taken as a whole and had no impact on net income.

The following presents our significant consolidated subsidiaries, all of which are wholly owned either directly or indirectly by Webull Corporation:

Significant Subsidiary	Date of Incorporation/Establishment	Domicile Location	Principal Activity
Webull Financial LLC	May 24, 2017	United States	Broker Dealer
Webull Holdings (US) Inc.	May 16, 2017	United States	Holding Company
Webull Holdings (Singapore) Pte. Ltd.	May 12, 2021	Singapore	Holding Company
Webull Securities (Singapore) Pte. Ltd.	May 12, 2021	Singapore	Broker Dealer
Webull Securities Limited	December 11, 2017	Hong Kong	Broker Dealer
Webull Securities (Japan) Co., Ltd.*	March 23, 1948	Japan	Broker Dealer
HongKong Webull Limited	September 19, 2019	Hong Kong	Holding Company
Hunan Weibu Information Technology Co., Ltd.	September 6, 2021	Mainland China	Technology Support and Development Subsidiary
*	Formerly known as Madison Securities Co., Ltd.

Variable Interest Entities

We evaluate our ownership, contractual and other interests in entities to determine if we have a variable interest in an entity. These evaluations are complex, involve judgment, and the use of estimates and assumptions based on available historical and prospective information, among other factors. If we determine that an entity for which we hold a contractual or ownership interest in is a variable interest entity and that we are the primary beneficiary, we consolidate such entity in our consolidated financial statements. The primary beneficiary of a VIE is the party that meets both of the following criteria: (1) has the power to make decisions that most significantly affect the economic performance of the VIE; and (2) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. We continually assess whether any changes to our interest in or relationship with the VIE impacts our prior determination of us being considered the primary beneficiary.

If it is determined we are no longer the primary beneficiary of a VIE and no longer have a controlling financial interest in the VIE, we deconsolidate the entity and apply other applicable US GAAP.

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the reporting period and accompanying notes. Making estimates requires management to exercise significant judgment. It is reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the future due to one or more future confirming events.

Such estimates reflected in our consolidated financial statements include, but are not limited to, the fair value of share-based compensation expense, redemption value of our redeemable preferred shares, depreciable lives of property and equipment, useful lives of intangible assets, purchase price allocation for business combinations, allowances for expected credit losses, loss contingency accruals, present value of lease liabilities, and provision for income tax, including unrecognized tax benefits and deferred tax asset valuation allowances. These estimates are based on historical experience and on various other assumptions that are believed to be reasonable. Actual results could differ from those estimates.

Segment Reporting

We operate as a single reportable segment under Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting. For further information on our single reportable segment determination and required segment disclosures, refer to Note 27 – Segment Information.

Cash and Cash Equivalents

Cash and cash equivalents represent demand deposits held at banks which are unrestricted as to withdrawal or use and highly liquid investments with original maturities of less than 90 days. As of December 31, 2024 and 2023, our cash and cash equivalents were $270,728,008 and $372,340,353, respectively, and consisted of demand deposits held at various banks.

Cash and Cash Equivalents Segregated for Federal and Foreign Requirements

We are required to segregate cash and cash equivalents for the exclusive benefit of customers in accordance with federal and foreign regulatory requirements. Our US broker dealer is required to segregate cash and cash equivalents in accordance with the provision of Rule 15c3-3 under the Exchange Act. Certain of our international broker dealers are required to segregate cash and cash equivalents in accordance with the regulatory authority of the country in which they operate. As of December 31, 2024 and 2023, we held segregated cash and cash equivalents of $939,232,153 and $621,802,114, respectively.

Foreign Currency Translation

Our operating results are reported in the consolidated statement of operations and other comprehensive (loss) income pursuant to ASC Topic 220, Income Statement — Reporting Comprehensive Income (“ASC 220”). ASC 220 defines comprehensive income as consisting of all components of net income and all components of other comprehensive income. Our other comprehensive (loss) income is comprised of gains and losses resulting from translating our subsidiaries’ foreign currency financial statements during consolidation. Our reporting currency is the U.S. dollar and our foreign subsidiaries use functional currencies other than the US dollar. A foreign subsidiary’s assets and liabilities are translated into US dollars at period-end exchange rates and its revenues and expenses are translated at average exchange rates during the period. The translation gain or loss is included within accumulated other comprehensive (loss) income within our statement of financial position, net of tax, where applicable.

Current Expected Credit Losses

We account for current expected credit losses on our financial instruments in accordance with ASC Topic 326, Financial Instruments — Credit Losses (“ASC 326”). ASC 326 impacts the impairment model for certain financial assets by requiring a current expected credit loss (“CECL”) methodology to estimate expected credit losses over the entire life of the financial asset.

ASC 326 does afford us the ability to determine that there are no expected credit losses in certain circumstances (e.g., based on the credit quality of the customer). We utilize the practical expedient in determining (i) the allowance for credit losses with respect to our receivables from customers, net and (ii) the amount of our indemnification obligation that represents off balance sheet credit exposure in connection with the debit balances of our platform users’ accounts that are on a fully disclosed basis with our clearing broker.

Receivables from Brokers, Dealers, and Clearing Organizations

Our receivables from brokers, dealers, and clearing organizations are trade receivables which are typically short-term in nature and were not 30 days past due as of December 31, 2024 and 2023. We determined no allowance for credit losses was required for these trade receivables.

Receivables from customers, net

Our receivables from customers, net primarily consist of fully collateralized margin loans originated from our broker-dealer subsidiaries. The value of our receivables from customers, net represents the amount of margin loaned. Margin loans are collateralized by our customers’ securities balances and are reported at their outstanding principal balance, net of an allowance for credit losses. We utilize a collateral maintenance program whereby we monitor margin levels and require customers to deposit additional collateral, or reduce margin positions, to meet minimum collateral requirements.

We apply the practical expedient to estimate an allowance for credit losses on our receivables from customers, net. We record an allowance for the unsecured portion of margin loans, which represents the amount by which the margin loan exceeds the fair value of its collateral. We based our decision to use the practical expedient on the following: (i) utilization of a collateral maintenance program, (ii) collateral is comprised of liquid securities with readily determinable fair values, and (iii) credit losses on fully secured margin loans are expected to be minimal. We have established an allowance for credit losses as of December 31, 2024 and 2023 in the amount of $1,114,751 and $225,572, respectively. We have classified the change in the allowance as a brokerage and transaction expense within the consolidated statements of operations and comprehensive (loss) income.

We write-off unsecured balances when we deem the balance to be uncollectible.

Off Balance Sheet Credit Exposure

We have an indemnification obligation to our clearing broker for any debit balance in customer accounts that are on a fully disclosed basis. Most debit balances represent margin loans that are generated in the normal course of securities trading when customers purchase securities on margin; margin loans are originated as secured debits fully covered by the customers’ securities. If the value of the customers’ securities drops below the originated loan amount and the customers do not provide additional collateral, we have an obligation to indemnify our clearing broker for any losses.

Other debit balances may result from, but not limited to, fraudulent, unlawful, or otherwise unusual user behavior, such as when platform users initiate deposits into their accounts, trade on our platform and incur losses, and then reverse the deposits, resulting in a debit balance in platform users’ accounts. We also indemnify our clearing broker for these debit balances, which typically are small in value.

In 2024, we changed to the practical expedient for determining our indemnification obligation for credit losses with respect to the margin loans of our fully disclosed platform users. The change resulted in a decrease of $557,103 to our indemnification obligation. We based our decision to use the practical expedient on the following: (i) utilization of a collateral maintenance program, (ii) collateral is comprised of liquid securities with readily determinable fair values, and (iii) credit losses on fully secured margin loans are expected to be minimal.

As of December 31, 2024 we determined we had no indemnification obligation to recognize. As of December 31, 2023, we had estimated and recognized an indemnification obligation of $557,103 and classified it within accounts payable and other accrued expenses in our consolidated statements of financial position.

Apex Clearing originates margin loans and determines the margin criteria with respect to brokerage accounts that are on a fully introduced basis. We do not carry these margin loans on our consolidated statement of financial position.

We originate margin loans and determine the margin criteria with respect to brokerage accounts that are on an omnibus basis. We do carry these margin loans on our consolidated statements of financial position within customer receivables, net.

Fractional Shares Program

We enable our platform users to purchase and sell fractional shares through our fractional shares program operated by our clearing broker for both fully disclosed accounts and accounts cleared on an omnibus basis.

For fully introduced accounts, we have determined that we have no obligation to repurchase customer fractional shares and fractional share transactions do not pass through our accounts. We are acting solely as an agent in the transmission of our platform users’ fractional share transactions to Apex Clearing for fulfillment. The platform users are customers of Apex Clearing, and Apex Clearing has accepted the repurchase obligation pursuant to the terms of the Apex Fractional Share Program. Therefore, fractional share balances held by fully introduced accounts are not reflected in our financial statements.

For accounts cleared on an omnibus basis, when platform users purchase fractional shares, their credit balance is reduced and the fractional shares are held at our clearing broker in our omnibus account. We also recognize the cash received for fractional share purchases as pledged collateral, recorded as customer-held fractional shares, with the fractional share repurchase obligation as an offsetting liability. This is because we determined that we did not meet the criteria for derecognition under ASC 860 were not met.

We have elected to apply fair value measurement to our customer-held fractional shares and our repurchase obligation at fair value at each reporting period. Changes in the fair value of the customer-held fractional shares are offset with the corresponding changes in the value of the fractional share repurchase obligation with no realized or unrealized gains or losses recognized in our consolidated statements of operations and comprehensive (loss) income. The value of fractional shares held by users cleared on an omnibus basis as of December 31, 2024 and 2023, was $108,252,531 and $45,528,829. We have classified the offsetting fractional share repurchase obligation within payables to customers on our consolidated statements of financial position. See Note 25 – Fair Value Measurement for more information on the fair value measurement.

We do not earn revenue from our platform users in connection with their fractional share transactions. We do earn revenue from market makers with regard to our platform users’ fractional share transactions.

Receivables from and Payables to Brokers, Dealers and Clearing Organizations

Receivables from and payables to brokers, dealers and clearing organizations include receivables and payables from unsettled trades, receivables arising from equity and option order flow revenues earned as an introducing broker from exchanges or market makers, cash deposits maintained at clearing organizations and amounts payable to clearing organizations.

Payables due to Customers

Our payables due to customers include the cash we are holding for customers’ brokerage accounts we carry on an omnibus basis and our recorded fractional share repurchase obligation. At December 31, 2024, our payables due to customers consisted of $1,270,372,599 of customer cash and a fractional share repurchase obligation of $108,252,531. At December 31, 2023, our payables due to customers consisted of $579,199,615 of customer cash and a fractional share repurchase obligation of $45,528,829.

Leases

We review all relevant contracts to determine if the contract contains a lease at its inception date. A contract contains a lease if the contract conveys to us the right to control the use of an underlying asset for a period of time in exchange for consideration. If we determine that a contract contains a lease, we recognize in our consolidated statement of financial position a lease liability and a corresponding right-of-use asset on the commencement date of the lease. The lease liability is initially measured at the present value of the future lease payments over the lease term. The interest rate used to determine the present value of the future lease payments is our incremental borrowing rate because the interest rate implicit in our leases is not readily determinable. Our incremental borrowing rate is estimated to approximate the interest rate that we would pay to borrow on a collateralized basis with similar terms and payments as the lease. An operating lease right-of-use asset (“ROU”) is initially measured at the value of the lease liability plus initial direct costs incurred and any prepayments of rent less any lease incentives.

Our leases are primarily for the lease of corporate office space around the world. Our leases have remaining terms of one to nine years, and some include options to terminate the lease upon notice. We consider these options when determining the lease term used to calculate the right-of-use asset and the lease liability when we are reasonably certain we will exercise such option. Our leases do not contain any residual value guarantees, financial restrictions or covenants.

In 2024, we entered into a land lease agreement for the right to use 288,690 square feet of land in Changsha, China. The purpose of the land lease is for the future construction of a research and development center. The land lease expires on December 4, 2063.

We have elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. We recognize the lease payments associated with our short-term leases as an expense on a straight-line basis over the lease term. Our operating leases contain both lease components and non-lease components. Non-lease components are distinct elements of a contract that are not related to securing the use of the underlying assets, such as common area maintenance and other management costs. We have elected to measure the lease liability by combining the lease and non-lease components as a single lease component. Fixed payments and variable payments that depend on a rate or index that relate to the lease and non-lease components are included within the measurement of the lease liability and right-of-use asset. Certain of the non-lease components are variable in nature and not based on an index or rate and, accordingly, are not included in the measurement of the lease liability and right-of-use asset, rather they are recognized in the period in which they become determinable.

Operating lease expense is recognized on a straight-line basis over the lease term and is included in general and administrative expense in our consolidated statements of operations and other comprehensive (loss) income.

We have leased portions of office space we own to two third parties. These leases were determined to be operating leases. Accordingly, lease income is recognized on a straight-line basis over the term of the lease. We have elected to account for leases and non-lease components as a single component and have elected to exclude sales tax from the consideration in the contract. Lease income is reported as other revenue on our consolidated statements of operations and other comprehensive (loss) income. We recognized operating lease income of $1,135,608, $1,102,459 and $127,768 for the years ended December 31, 2024, 2023 and 2022, respectively.

Asset Acquisitions

We account for the acquisition of an entity as an asset acquisition when substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. In accordance with ASC 805, Business Combinations, the value of the consideration paid in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair values with no resulting goodwill.

Business Combinations

We account for acquisitions of entities or asset groups that qualify as businesses in accordance with ASC 805, Business Combinations. The purchase price of the acquisition is allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The excess of the purchase price over the fair value of the net assets acquired is recorded as goodwill. During the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of operations and comprehensive (loss) income.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination and is allocated to reporting units expected to benefit from the business combination. We test goodwill for impairment at least annually, in the fourth quarter, or whenever events or changes in circumstances indicate that goodwill might be impaired. In testing for goodwill impairment, we first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, we determine it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then additional impairment testing is not required. However, if we conclude otherwise, we proceed to a quantitative assessment.

The quantitative assessment compares the estimated fair value of a reporting unit to its book value, including goodwill. If the fair value exceeds book value, goodwill is considered not to be impaired and no additional steps are necessary. However, if the book value of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

As of December 31, 2024, we performed a qualitative assessment of our goodwill. Based upon our assessment, we noted no qualitative factors that indicate our goodwill is more than likely impaired; and, therefore, we did not perform the quantitative assessment.

Property, Equipment, and Intangible Assets

Property and Equipment, net

Our property and equipment, except for land, is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Property and Equipment	Useful Life
(in Years)
Land	N/A
Office buildings	30 – 39
Building improvements	5
Site improvements	15
Electronic equipment	3 – 5
Office equipment	3 – 10
Leasehold improvements	Shorter of lease term or useful life

Repairs and maintenance that do not enhance or extend an asset’s useful life are expensed as incurred.

Intangible Assets, net

Our intangible assets and their respective useful lives are presented below:

Intangible Assets	Useful Life
(in Years)
Domain	Indefinite
Operating license	Indefinite
Stock exchange trading right	Indefinite
Trademarks	Indefinite
Copyrights and patents	10
Software	2

Our indefinite-lived intangible assets are reviewed for impairment at least annually or whenever events or changes in circumstances exist that may indicate that an intangible asset is impaired. We have elected to perform a qualitative assessment by evaluating all relevant events and circumstances to determine if it is more likely than not that the indefinite-lived intangible assets are impaired; this includes considering any potential effect on significant inputs to determine the fair value of the indefinite-lived intangible assets. When it is more likely than not that an indefinite-lived intangible asset is impaired, we calculate the fair value of the intangible asset and perform a quantitative impairment test. For the years ended, December 31, 2024, 2023 and 2022, we did not recognize an impairment relating to our indefinite-lived intangible assets.

Software includes both purchased and internally-developed software. Internally-developed software is capitalized when preliminary project efforts are successfully completed, it is probable that both the project will be completed and the software will be used as intended, and the useful life is more than one year. Capitalized costs consists of compensation for employees (inclusive of share-based compensation) and costs incurred for significant upgrades and functionality enhancements. Other costs are expensed as incurred.

Our finite-lived intangible assets are amortized over their respective useful lives using the straight-line method. Our finite-lived intangible assets are reviewed for impairment at least annually or whenever events or changes in circumstances exist that may indicate that an intangible asset is impaired. For the years ended, December 31, 2024, 2023 and 2022, we did not recognize an impairment relating to our finite-lived intangible assets.

Loss Contingencies

We are subject to claims and lawsuits in the ordinary course of business, including arbitration and other litigation, some of which include claims for substantial or unspecified damages. We are also the subject of inquiries, investigations, and proceedings by regulatory and other governmental agencies.

We review our lawsuits, regulatory inquiries and other legal proceedings on an ongoing basis and provide disclosures and record loss contingencies in accordance with the loss contingencies accounting guidance. We establish an accrual for losses at management’s best estimate when we assess that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the reasonable estimate is a range and no amount within that range is considered a better estimate than any other amount, an accrual is recorded based on the bottom amount of the range. Accruals for loss contingencies are recorded in accrued expenses and other current liabilities on the consolidated statement of financial position and expensed in other expenses in our consolidated statements of operations and other comprehensive (loss) income. We monitor these matters for developments that would affect the likelihood of a loss and the accrued amount, if any, and adjust the amount as appropriate.

Fair Value Measurements

We account for our investments in securities and our financial liabilities arising from securities sold not yet purchased in accordance with ASC Topic 820, Fair Value Measurements (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Under ASC 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on measurement dates. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of us. Unobservable inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs:

Level 1	—	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2	—	Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3	—	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Securities owned and securities sold not yet purchased and traded on a national securities exchange are stated at the last quotations on the day of the valuation; other securities for which no sales were reported on that date are stated at the last quoted bid price. Restricted securities or other securities for which quotations are not available are valued by management on an individual basis.

The year-end values of our securities owned and securities sold not yet purchased is presented in Note 25. There can be no assurance that we could purchase or sell a security at the price used to calculate the year-end fair value. Changes in the estimated fair value of securities may be less frequent and of greater magnitude than changes in the price of securities valued at their last sale price, by an independent pricing service, or based on market quotations. Those estimated values do not necessarily represent the amounts that may be ultimately realized, due to the occurrence of future circumstances that cannot be reasonably determined. We use our inventory of securities for our customer reward program. New customers opening an account may qualify to receive shares or fractional shares of stock transferred into their account from our portfolio of securities owned. At the time the security is transferred to the customer’s account at our clearing broker, the marketing expense is determined at fair value of the securities transferred.

Revenue Recognition

We utilize the guidance of ASC 606, Revenue from Contracts with Customers to identify our customers for purposes of revenue recognition and accounting for consideration payable to customers. We have determined that our market makers are customers as we route our platform users’ trading orders to market makers in an agency capacity, as we do not buy or resell securities from or to platform users or market makers, in return for the market makers’ payments for order flow. In limited circumstances, we charge trading fees to our platform users; and, therefore, we have determined that (i) our platform users who pay us index option fees, large order option fees, futures contract commissions or fixed income execution fees and (ii) our international platform users who pay trading commissions are considered customers under ASC 606.

We recognize revenue from contracts with customers when we satisfy our performance obligations by transferring the promised services to our customers. A service is transferred to a customer when the customer obtains control of that service. A performance obligation may be satisfied at a point in time or over time. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time that we determine the customer obtains control over the promised service. Revenue from a performance obligation satisfied over time is recognized by measuring our progress in satisfying the performance obligation in a manner that depicts the transfer of the services to the customer. The amount of revenue recognized reflects the consideration we expect to receive in exchange for those promised services (i.e., the “Transaction Price”). In the event we have consideration payable to a customer, we account for consideration payable as a reduction to the Transaction Price when (i) the payment is not in exchange for a distinct good or service or (ii) the fair value of the consideration payable to the customer exceeds the fair value of the distinct good or service received from the customer in which case the excess fair value is accounted as a reduction to the Transaction Price. Our revenues from contracts with customers are recognized when the performance obligations are satisfied at an amount that reflects the consideration expected to be received in exchange for such services. Most of our performance obligations are satisfied at a point in time upon the successful execution of a platform user’s trade order.

No significant judgement is required to assess the timing of satisfaction of our performance obligations, the Transaction Price or the amounts allocated to distinct performance obligations. The payment terms with our customers do not give rise to a significant financing component as the period between when we satisfy our performance obligations and when our customers are required to pay is one year or less. Our revenue does not include any variable consideration.

Our significant sources of revenue are as follows:

(i)	Equity and Option Order Flow Rebates

We primarily earn transaction-based revenues from routing users’ orders for options and equities to market makers. The transaction-based revenue for options is on a per contract basis, while for equities it is based on a percentage of the notional value of the underlying securities.

The Company primarily earns order flow revenues from routing users’ orders for equities and options to market makers on a trade-date basis when the performance obligation is satisfied, which is at the point in time when a routed order is executed by the market maker. The rebates are determined differently depending on the type of assets being traded. The rebates for options are on a per contract basis, while that for equities is primarily based on the notional value of the underlying securities. For each trade type, the Company negotiates the same rate for its orders across the market makers and exchanges to which it routes.

Payments for order flow are collected monthly, in arrears. No significant judgment is required to assess the timing of satisfaction of our performance obligations, the transaction price or the amounts allocated to distinct performance obligations. The payment terms with customers do not give rise to a significant financing component as the period between when we perform and when the customer pays is one year or less and does not include variable consideration.

(ii)	Stock Loan Income

We receive stock loan rebates from our clearing broker that represents interest earned on fully paid stocks that customers lend to our clearing broker and are recognized over the period of time that the lending activities are outstanding and accrued monthly. Hard to borrow rebates are fees charged to customers for locating securities that are in high demand and are recognized over the period of time that the lending activities are outstanding and accrued monthly. Stock loan income is recorded as interest related income in the consolidated statements of operations and other comprehensive (loss) income.

(iii)	Handling Charge Income

Our handling charge income is mainly generated from option trading activity. Our option related handling charge income consists of trade fees, which represent pass-through fees charged by regulatory authorities and exchanges, and fees we charge on our customers’ index and large option orders. We also include within handling charge income the commissions we earn on our customers’ futures trading transactions and the commissions our non-US broker dealers charge their customers for securities transactions, including the related trade fees.

These fees are earned and recognized on a trade date basis, which is when our performance obligation is satisfied.

(iv)	Syndicate Fees

The Company participates in IPO, secondary, and SPAC offerings as a member of the syndicate selling group. As a member of the selling group, the Company does not commit any capital. The Company publicizes to its users the opportunity to subscribe to offerings in which the Company is a selling group member. The Company is allocated shares by the lead underwriter at a discount to the offering price. The Company then allocates those shares among the users that subscribe to the offering at the offering price, thereby capturing the selling group spread. Revenue is recognized when realized on the trade date of the sale of allocated shares to users. Syndicate fees are recorded as other revenues in the consolidated statements of operations and other comprehensive (loss) income.

(v)	Trade Fees

Trade fees are fees charged to customers which most often, but not exclusively, represent the pass-through of trading fees charged to the Company by regulatory authorities and exchange fees passed through to the Company by market makers, which may include SEC fees, OCC fees, and index option per contract charges. Trade fees are recorded within handling charge income in the consolidated statements of operations and other comprehensive (loss) income.

(vi)	Market Information and Data Income

Our platform users can subscribe to certain equity and option market pricing information and other market data. We offer monthly or annual subscriptions. Revenue from these subscriptions is earned over the term of the subscription and recorded within other revenues in the consolidated statements of operations and comprehensive (loss) income.

(vii)	Interest Income

Interest income includes (i) interest rebates received from our clearing broker on platform users’ accounts that are on a fully disclosed basis, (ii) interest earned on our platform users’ cash balances that are on an omnibus basis with our clearing broker, (iii) interest earned on our corporate cash and cash equivalents, and (iv) a spread we earn on our platform users’ cash balances participating in our off-balance sheet bank sweep program. Our interest income is accrued monthly.

(viii)	Margin Loan Income

We receive a portion, in the form of a rebate, of the margin loan interest our clearing broker earns from our platform users’ margin accounts that are on a fully disclosed basis. We also earn margin loan interest on our platform users’ margin accounts that are on an omnibus basis with our clearing broker. Margin loan income is recorded as interest related income in the consolidated statements of operations and other comprehensive (loss) income.

Consideration Payable to Customers

We offer marketing promotions to our platform users that are intended to increase the amount of platform users’ assets on the Company’s platform by incentivizing platform users to deposit more cash or transfer securities from other third-party brokerages into their Webull brokerage account in return for a promotional payment in cash or shares. These promotions are not linked to any historical trading activity and do not require future trading activity on the part of the platform user. Once the platform user completes the specific action, the platform user has then earned the promotional payment and there is no further requirement on the part of the platform user. For our platform users who are not determined to be customers, we account for these promotional payments as marketing and branding expense. However, with respect to our platform users that have been determined to be customers under ASC 606, we have determined that we are not receiving a distinct good or service for these promotional payments; and, accordingly, we account for the consideration payable as a reduction in revenue.

For the years ended December 31, 2024, 2023 and 2022, we classified $3,623,929, $518,110 and $541,356, respectively, of promotional expenses as a reduction to handling charge income within our consolidated statements of operations and comprehensive (loss) income.

Brokerage and Transaction

Brokerage and transaction costs primarily consist of clearing and operation costs, market information and data fees, and handling charge expenses. Clearing costs mainly represent services fees paid to our clearing broker, and operation costs consist of customer verification fees, transaction fees, and customer debit balances for which we are responsible. Market information and data fees mainly represent the information and data fees paid to stock exchanges and market data providers. Handling charge expenses mainly represent fees charged by the Options Clearing Corporation for the clearing of settled option transactions.

Technology and Development

Technology and development costs consist of research and development expenses and related costs, cloud service fees and system cost. Cloud service fees represent the data storage and computing service fees. System cost represents fees to software providers to access and use their systems. These costs are expensed as incurred.

Marketing and Branding

Marketing and branding expenses primarily consist of advertising and promotion costs, mainly including free stock promotions, cash matches on deposits/transfers, traffic acquisition and brand advertising, as well as expenses for personnel engaged in marketing and business development activities. Marketing and branding expenses are expensed as incurred in the consolidated statements of operation and other comprehensive (loss) income. The expense of free stock promotions is determined when an eligible customer receives free stocks. The expense is determined by the fair value of the stock transferred to customers. At the end of a reporting period, the Company estimates an unsettled stock award obligation and records a corresponding estimated free stock promotion expense.

General and Administrative

General and administrative expenses consist of compensation and benefits, office expenses, travel expenses, property management expenses, professional service fees, rental payments on office and related occupancy costs, depreciation, and amortization expenses.

Deferred Equity Offering Costs

We have incurred direct costs with respect to our ongoing efforts to raise capital from the public markets through the issuance of our ordinary shares in the United States. We have deferred these costs through capitalization. Upon the closing of an equity offering, we will reclassify these deferred costs as a reduction in paid in capital within the consolidated statements of financial position. As of December 31, 2024 and 2023, we have capitalized $7,603,867 and $2,340,539, respectively, of related costs. These costs have been classified in prepaid expenses and other current assets within our consolidated statements of financial position.

Foreign Currency Exchange Gains or Losses

Foreign currency exchange gains or losses result from transactions and account balances denominated in currencies other than the functional currency of the entity to which they relate. Such transactions and account balances are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign currency exchange gains or losses resulting from the settlement of such transactions and from remeasurement at period-end are classified within other expense, net in the consolidated statements of operation and other comprehensive (loss) income.

Employee Retirement Benefits

United States

We have a retirement savings plan in the US that qualifies under Section 401(k) of the Internal Revenue Code (“401(k) Plan”). Eligible employees may contribute a portion of their salary into the 401(k) Plan, subject to certain limitations. In 2023, we began matching employee contributions each pay period at 50% up to 2.5% of pre-tax earnings. We have recognized 340,367, and $31,261 of employee benefits expense from such contributions for the years ended December 31, 2024 and 2023, respectively.

Mainland China

Our employees located in mainland China are entitled to benefits pension insurance through a PRC government-mandated defined contribution plan. Mainland China labor regulations require that we make contributions to the government for these benefits based on certain percentages of our employees’ salaries, up to a maximum amount specified by the local government. We have no obligation for benefits beyond the required contribution. We incurred $4,664,052, $3,009,712 and $5,220,133 of employee benefit expense relating to such contributions for the years ended December 31, 2024, 2023 and 2022, respectively.

Hong Kong

We make retirement contributions on behalf of our Hong Kong employees in accordance with the Mandatory Provident Fund, a government-mandated retirement program. We have no obligation for benefits beyond the required contributions. We incurred $72,453, $65,214 and $46,889 of employee benefit expense relating to such contributions for the years ended December 31, 2024, 2023 and 2022, respectively.

Singapore

We are required to contribute to a retirement plan on behalf of our employees in accordance with Singapore’s Central Provident Fund. We incurred $311,149, $358,879 and $236,175 of employee benefit expense relating to such contributions for the years ended December 31, 2024, 2023 and 2022, respectively.

Japan

We are required to contribute to Japan’s Employees’ Pension Insurance system for our employees. We incurred $288,095, $140,256 and $81,128 of employee benefit expense relating to such contributions for the years ended December 31, 2024, 2023 and 2022, respectively.

Others

We operate in other countries throughout the world. The aggregate amount of required statutory retirement contributions for our other jurisdictions was $739,351, $305,333 and $102,517 for the years ended December 31, 2024, 2023 and 2022, respectively.

Share-based Compensation

We apply the guidance of ASC Topic 718, Compensation — Stock Compensation (ASC 718) with regard to our share-based awards issued to employees and non-employees. Accordingly, we must review each share-based award to determine the appropriate classification as either an equity or liability award. Our outstanding awards were determined to be equity awards and are classified as such as of December 31, 2024 and 2023.

ASC 718 requires share-based compensation to be based on fair value. The fair value of our share-based awards is measured at the grant date which is when vesting commences. The grant date fair value is the basis for determining the amount of share-based compensation to recognize from the issuance of a share-based award. We record share-based compensation as an operating expense.

We recognize share-based compensation using the graded vesting method of attribution and account for forfeitures in the period in which the share-based award is forfeited. See Note 18 — Share-Based Compensation for further information on our share-based awards and the share-based compensation we recognized for the years ended December 31, 2024, 2023 and 2022.

Convertible Redeemable Preferred Shares

We have various series of convertible redeemable preferred shares issued and outstanding. Our preferred shares have voting, dividend, redemption, conversion, and liquidation rights. See Note 15 — Convertible Redeemable Preferred Shares for further discussion on these rights.

We evaluate our preferred share issuances under the guidance of ASC Topic 480, Distinguishing Liabilities from Equity (“Topic 480”) to determine if our preferred shares are required to be accounted for as a liability. We have determined that our preferred shares are not mandatorily redeemable and, accordingly, not required to be classified as a liability.

We also evaluate the embedded features of our preferred share issuance under the guidance of ASC Topic 815, Derivatives and Hedging (“ASC 815”) to determine if the embedded features meet the requirements for bifurcation and separate accounting apart from the preferred shares. We have determined that none of the embedded features meet ASC 815’s definition of a derivative; therefore, the embedded features are not required to be separately valued and bifurcated from the preferred shares carrying amount.

We have classified our preferred shares as mezzanine equity within our consolidated statements of financial position following the SEC’s guidance as codified in ASC 480-10-S99-3A. We made this determination because events that may cause our preferred shares to be redeemable in the future are not solely within our control. We have also made the determination that the redemption of such shares is probable and have elected to recognize changes in our preferred shares maximum redemption value at the end of each reporting period. We have classified this change as preferred shares redemption value accretion in determining our net loss attributable to ordinary shareholders within our consolidated statements of operation and other comprehensive (loss) income. For the years ended December 31, 2024, 2023 and 2022, we recognized preferred shares redemption value accretion of $495,088,038, $340,080,000 and 51,409,749, respectively.

Income Taxes

Our income tax expense is an estimate of current income taxes payable in the current fiscal year based on reported income before income taxes. Deferred income taxes reflect the effect of temporary differences and carryforwards that we recognize for financial reporting and income tax purposes at enacted tax rates expected to be in effect when taxes are actually paid or recovered.

We account for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). ASC 740 requires the use of the asset and liability method, which requires recognition of deferred income tax assets and liabilities for the expected future tax consequences of events that have been recognized in our consolidated financial statements, but have not been reflected in our taxable income. Deferred tax assets are evaluated for future realization and reduced by a valuation allowance to the extent we believe that they will not be realized. We consider many factors when assessing the likelihood of future realization of our deferred tax assets including, but not limited to, historical cumulative loss experience and expectations of future earnings, tax planning strategies, and the carry-forward periods available for tax reporting purposes. Our judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, our tax provision would increase or decrease in the period in which the assessment is changed.

We recognize a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized. We account for uncertain tax positions, including net interest and penalties, as a component of income tax expense or benefit. We make adjustments to these uncertain tax positions in accordance with applicable income tax guidance and based on changes in facts and circumstances. To the extent that the final tax outcome of these matters is different from the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made and could have a material impact to our consolidated financial statements and operating results.

 Earnings per Share

Basic and diluted earnings per share are computed using the two-class method, which considers participating securities as a separate class of shares. Our participating securities consist of our Class A and Class B ordinary shares and all series of our convertible redeemable preferred stock. Under the two-class method, net income is allocated to participating securities based upon their participating rights, and net loss is allocated when the participating securities have a contractual obligation to share losses. We have not allocated net loss to the convertible redeemable preferred stock as the preferred shareholders do not have a contractual obligation to share in our losses. We also have not presented basic and diluted earnings per share for Class B ordinary shares as these shares have not been issued and the only difference between the rights of the share classes relates to voting. We have calculated basic and diluted loss per share based upon the loss from continuing operations attributable to ordinary shareholders. See Note 19 — Loss Per Share for the computation of basic and diluted per share amounts.

Basic earnings per share is computed by dividing net income available to our ordinary shareholders, adjusted to exclude earnings allocated to participating securities, by the weighted-average number of shares of ordinary shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted-average number of shares of ordinary shares plus the effect of dilutive potential ordinary shares outstanding during the period.

Concentrations

Concentrations of Revenue

Of the counterparties with whom we conducted business during the year ended December 31, 2024, we had three counterparties who each made up 10% or more of our revenues. Their revenue percentages were approximately 24%, 19% and 11%.

Of the counterparties with whom we conducted business during the year ended December 31, 2023, we had three counterparties who each made up 10% or more of our revenues. Their revenue percentages were approximately 41%, 24% and 11%.

Of the counterparties with whom we conducted business during the year ended December 31, 2022, we had three counterparties who each made up 10% or more of our revenues. Their revenue percentages were approximately 26%, 22% and 14%.

Concentration of Receivables

As of December 31, 2024 and 2023, we had one counterparty with current, outstanding receivable balances exceeding 10% of our receivables from brokers, dealers, and clearing organization. The counterparty’s receivables represented approximately 85% and 76% of such receivables as of December 31, 2024 and 2023, respectively.

Execution and Clearing

In the US, we utilize a single third-party clearing broker for the security transactions of our platform users. In the event our clearing broker does not fulfill its obligation we may be exposed to adverse risks.

Credit Risk

We engage in various investment and brokerage activities in which the counterparties primarily include broker-dealers, banks, and other financial institutions. In the event counterparties do not fulfill their obligations, we may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty or issuer of the instrument. Our policy is to act only as an agent in a transaction and to review the credit standing of each counterparty as necessary.

We maintain our cash and cash equivalents and cash segregated under federal and foreign requirements in financial institutions throughout the world. As of December 31, 2024, financial institutions in the U.S., mainland China, and Hong Kong held approximately 81%, 2%, and 6%, respectively, of our total cash. As of December 31, 2023, financial institutions in the U.S., mainland China, and Hong Kong held approximately 72%, 10%, and 5%, respectively, of our total cash. Our cash in accounts at financial institutions exceed insured limits. We are subject to credit risk to the extent any financial institution we use is unable to fulfill their contractual obligations. We have not experienced any losses in such accounts, and we believe that we have placed our cash on deposit with financial institutions which are financially stable. We do not believe we are subject to any significant credit risk.

Off-Balance Sheet Risk

Securities sold not yet purchased represent obligations of us to deliver securities at a future date. These transactions result in off-balance sheet risk in an amount by which future fair values may exceed the amount reflected in the statement of financial position. We may, at our discretion, purchase the securities at prevailing market prices at any time. The value of securities sold not yet purchased at December 31, 2024 and 2023 was $2,196 and $2,083, respectively.

Foreign Currency Risk

Our consolidated financial statements are prepared using the US dollar as our reporting currency. Our non-US subsidiaries operating around the world primarily use the currency of their country of domicile as their functional currency. Each of our non-US subsidiaries’ financial statements is first prepared in its functional currency and then translated into our reporting currency. Changes in foreign exchange rates between the US dollar and the functional currencies of our non-US subsidiaries may result in material foreign currency translation gains and/or losses that are accounted for as an item of other comprehensive (loss) income within our statements of operations and other comprehensive (loss) income.

We also enter into transactions that result in monetary assets and liabilities that are denominated in a foreign currency. These transactions are remeasured each reporting period and may result in material foreign currency exchange gains and/or losses depending on changes in the applicable foreign exchange rate. Our cash accounts at financial institutions are mainly held in U.S. dollar denominated accounts to limit foreign currency risk. As of December 31, 2024 and 2023, approximately 90% and 89%, respectively, of our total cash balances were held in US dollar denominated accounts.

SK GROWTH OPPORTUNITIES CORPORATION [Member]
Summary of Significant Accounting Principles [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

Note 2—Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statement, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2024 and 2023.

Investments and Cash Held in the Trust Account

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in income from investments held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. As of December 31, 2024, the assets held in the Trust Account were in money market funds and cash. As of December 31, 2023, the assets held in the Trust Account were in money market funds.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheets.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Financial Instruments

The Company evaluates its financial instruments, including equity-linked financial instruments, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). For freestanding derivative financial instruments that are classified as liabilities, the derivative instrument is initially recognized at fair value with subsequent changes in fair value recognized in the statements of operations each reporting period. The classification of freestanding derivative instruments, including whether such instruments should be classified as liabilities or as equity, is evaluated at the end of each reporting period.

The Company evaluates embedded conversion features within convertible debt instruments to determine whether the embedded conversion and other features should be bifurcated from the debt host instrument and accounted for as a derivative in accordance with ASC 815.

The Company accounted for the warrants issued in the Initial Public Offering and the Private Placement Warrants in accordance with the guidance contained in ASC 815. Application of such guidance provides that the warrants are not precluded from equity classification. The warrants were initially measured at fair value. Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

The Partial Over-allotment option was recognized as a derivative liability in accordance with ASC 815. Accordingly, the Company recognized the instrument as a liability at fair value and adjusted the instrument to fair value at each reporting period. On August 9, 2022, following the expiration of the remaining Over-Allotment Option, the Sponsor surrendered and forfeited 510,000 Founder Shares and the derivative liability was extinguished.

The Non-Redemption Agreements were recognized as a derivative instrument in accordance with ASC 815. The Non-Redemption Agreements represent a right to receive shares in the future contingent upon the consummation of a business combination. Accordingly, any issuance of equity or the right to issue equity will be recorded as an equity transaction and classified as additional paid-in capital and an expense to the company in connection to the non-redeemed shares. The right to receive shares should be fair valued at inception and expensed in the period the agreement was entered into. As a result, the equity classification conclusion will not be remeasured to fair value at each reporting period.

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, underwriting and advisory fees and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering. Upon completion of the Initial Public Offering, offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the warrants were charged to equity. Offering costs allocated to the Class A ordinary shares were charged against the carrying value of Class A ordinary shares subject to possible redemption upon the completion of the Initial Public Offering.

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC 480. Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ deficit. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2024 and 2023, 9,732,960 and 10,056,597 Class A ordinary shares subject to possible redemption, respectively, are presented as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of the Class A ordinary shares subject to possible redemption to equal the redemption value at the end of each reporting period. This method would view the end of the reporting period as if it were also the redemption date for the security. Effective with the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit.

As of December 31, 2024 and 2023, the amount of Class A ordinary shares subject to possible redemption reflected on the balance sheets is reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2022	217,545,818
Less:
Redemptions	(118,642,864)
Plus:
Accretion of carrying value to redemption value	10,570,325
Class A ordinary shares subject to possible redemption, December 31, 2023	$109,473,279
Plus:
Accretion of carrying value to redemption value	6,773,694
Less:
Redemptions	(3,663,464)
Class A ordinary shares subject to possible redemption, December 31, 2024	$112,583,509

Net Income per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares.

Net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the periods. Remeasurement associated with the redeemable Class A ordinary shares is excluded from net income per ordinary share as the redemption value approximates fair value. Therefore, the net income per ordinary share calculation allocates income shared pro rata between Class A and Class B ordinary shares. The Company has not considered the effect of the exercise of the Public Warrants and Private Placement Warrants to purchase an aggregate of 17,272,000 shares in the calculation of diluted income per ordinary share, since the exercise of the warrants is contingent upon the occurrence of future events.

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Years Ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$2,076,972	$1,091,421	$6,509,905	$1,634,464
Denominator:
Weighted average ordinary shares outstanding-basic	9,971,709	5,240,000	20,870,383	5,240,000
Weighted average ordinary shares outstanding-diluted	9,971,709	5,240,000	20,870,383	5,240,000
Net income per ordinary share-basic	$0.21	$0.21	$0.31	$0.31
Net income per ordinary share-diluted	$0.21	$0.21	$0.31	$0.31

Stock Compensation

The Company accounts for stock-based compensation expense in accordance with FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity awards is measured at fair value upon the grant date and recognized over the requisite service period. To the extent a stock-based award is subject to a performance condition, the amount of expense recorded in a given period, if any, reflects an assessment of the probability of achieving such performance condition, with compensation recognized once the event is deemed probable to occur. Forfeitures are recognized as incurred.

Income Taxes

Income Taxes FASB ASC Topic 740, “Income Taxes” prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2024 and 2023. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2024 and 2023, there were no unrecognized tax benefits and no amounts were accrued for the payment of interest and penalties.

The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. There is currently no taxation imposed on income by the government of the Cayman Islands. In accordance with the Cayman Islands’ income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 on December 31, 2024.